Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Detail) - shares		12 Months Ended
		May 31, 2026		May 31, 2025		May 31, 2024
Common Stock [Member]
Class of Stock [Line Items]
Balance, shares		1,580,288,613		1,647,514,863		1,643,162,653
Issuance of common share for NES		11,168,860		10,891,280
Shares repurchase		(42,388,690)	[1]	(78,117,530)	[2]	(7,839,430)
Balance, shares		1,549,068,783		1,580,288,613		1,647,514,863
Treasury Stock [Member]
Class of Stock [Line Items]
Balance, shares		122,337,180		55,110,930
Issuance of common share for NES		(11,168,860)		(10,891,280)
Shares repurchase		42,388,690	[1]	78,117,530	[2]
Cancellation	[3]	(2,158,000)
Balance, shares		151,399,010		122,337,180		55,110,930

[1]	On October 27, 2025, a share repurchase program was approved by the Board of Director, under which the Company may repurchase up to an aggregate of US$300 million of its common shares and/or ADS through May 31, 2026. During the year ended May 31, 2025, the Company repurchased 3,719,979 ADS and 5,188,900 common shares on the open market for total consideration of US$230.9 million. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.
[2]	As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$700 million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2025, the Company repurchased 7,811,753 ADS on the open market for total consideration of US$445,495. As of May 31, 2025, the Company had repurchased an aggregate of 14,542,010 ADSs for US$700 million from the open market before the Share Repurchase Program expired. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.
[3]	On May 12, 2026, the Company cancelled 2,158,000 common shares, which were previously repurchased and recorded as treasury stocks.